Note Goodwill and other intangible assets (Estimated amortization of the intangible assets with definite useful lives) (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Disclosure - Estimated Amortization of the Intangible Assets with Definite Useful Lives [Abstract]
Year 2016	$ 12,338
Year 2017	9,589
Year 2018	9,497
Year 2019	9,253
Year 2020	$ 5,055